Liability under insurance contracts - Summary of insurance liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Liabilities under insurance contracts and reinsurance contracts issued [abstract]
Policy reserve	₩ 54,330,046	₩ 53,391,401	₩ 52,086,132
Policyholder's equity adjustment	3,452	68,829
Total Insurance liabilities	₩ 54,333,498	₩ 53,460,230